Acquisitions - Refined Products Terminals (Details) $ in Thousands					3 Months Ended								12 Months Ended
	May 14, 2019 USD ($)	Apr. 10, 2019 USD ($)	Apr. 03, 2019 USD ($)	Jan. 31, 2019 USD ($) facility	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill					$ 1,113,149				$ 1,173,223				$ 1,113,149	$ 1,173,223	$ 1,289,905
Revenues					3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	$ 3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	17,820,620	10,370,772	7,477,522
Operating income													76,729	$ 163,832	$ 228,535
Refined Products Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Number of terminals acquired | facility				2
Total consideration to acquire businesses				$ 16,300
Fair Value of Assets Acquired and Liabilities Assumed
Inventories					327								327
Other current assets					85								85
Property, plant and equipment					9,986								9,986
Goodwill					1,328								1,328
Intangible assets					4,600								4,600
Current liabilities					(4)								(4)
Fair value of net assets acquired					$ 16,322								16,322
Revenues													300
Operating income													(100)
General and administrative expense													$ 100